Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 11,481,357	$ 13,914,982
Short-term investments	524,396	296,158
Accounts receivable, net	9,682,387	9,218,883
Prepayments	1,162,235	394,971
Loans receivable	2,437,895	2,660,668
Due from affiliates	2,533,592	392,305
Other current assets	280,142	375,709
Total Current Assets	28,102,004	27,253,676
Investment in equity method investees	1,836,693	1,993,285
Investment in an equity security	150,000	150,000
Prepayments for a long-term investment	597,193
Property and equipment, net	3,597,987	3,923,086
Deposit and prepayment for properties	127,939	181,233
Prepayments for lease of land	325,016	353,347
Intangible assets, net	26,129	30,259
Right of use assets	1,766,401	205,824
Other noncurrent assets	14,930
Deferred tax assets	2,107,281	2,176,710
Total Assets	38,651,573	36,267,420
Current Liabilities
Accounts payable	23,968	38,933
Advances from customers	27,375	7,432
Income tax payable	2,586,716	2,478,273
Operating lease liabilities, current portion	405,431	88,968
Accrued expenses and other liabilities	895,063	974,801
Total Current Liabilities	3,938,553	3,588,407
Operating lease liabilities, noncurrent portion	1,445,468	112,591
Total Liabilities	5,384,021	3,700,998
Commitments and Contingencies
Shareholders’ Equity
Class A Ordinary Share (par value $0.0001 per share, 450,000,000 shares authorized; 20,513,423 and 19,453,423 shares issued and outstanding at June 30, 2022 and December 31, 2021, respectively)	2,052	1,946
Class B Ordinary Share (par value $0.0001 per share, 50,000,000 shares authorized; 5,497,715 shares issued and outstanding at June 30, 2022 and December 31, 2021, respectively)	550	550
Additional paid-in capital	24,923,046	22,986,975
Statutory reserve	1,199,054	1,199,054
Retained earnings	7,274,435	7,180,891
Accumulated other comprehensive (loss) income	(131,585)	1,197,006
Total Shareholders’ Equity	33,267,552	32,566,422
Total Liabilities and Shareholders’ Equity	$ 38,651,573	$ 36,267,420